Award Timing Disclosure	12 Months Ended
Dec. 29, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	All of our compensation programs are designed to enhance our ability to attract, retain, motivate and reward employees for strong performance in a competitive environment.Executive pay is tied to both the Company’s and the individual’s annual performance. Merit increases, annual incentive compensation and equity compensation, when granted, are generally awarded in March or April of each year, following completion of the first quarter annual performance review cycle, the annual financial audit and approval from the Compensation Committee. The employment agreements of our named executive officers specify each executive’s annual incentive award target under our current annual incentive program. In addition, at the discretion of the Compensation Committee in the case of our CEO, and at the discretion of our CEO and upon the approval of the Compensation Committee in the case of our other executive officers, there may be an increase or decrease applied to the annual incentive awarded to an executive, including the other named executive officers, in order to account for exceptional circumstances. However, it is anticipated that additional incentives would only be awarded under unusual circumstances to further the objectives of our compensation program.
Award Timing Method	Merit increases, annual incentive compensation and equity compensation, when granted, are generally awarded in March or April of each year, following completion of the first quarter annual performance review cycle, the annual financial audit and approval from the Compensation Committee.
Award Timing Predetermined	true